Loans Receivable, Net - Schedule of Aging of Loans (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	¥ 220,607	¥ 420,484
Current	2,516,287	4,703,892
Total loans receivable	2,736,894	5,124,376
New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	35,033	82,228
Current	231,001	672,052
Total loans receivable	266,034	754,280
Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	185,574	338,256
Current	2,285,286	4,031,840
Total loans receivable	2,470,860	4,370,096
1-89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	121,323	283,354
1-89 Days Past Due [Member] | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	19,443	62,534
1-89 Days Past Due [Member] | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	101,880	220,820
90-119 days Past due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	34,558	51,775
90-119 days Past due | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	5,564	8,954
90-119 days Past due | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	28,994	42,821
120-149 days Past due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	32,610	45,321
120-149 days Past due | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	5,359	5,927
120-149 days Past due | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	27,251	39,394
150-179 days Past due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	32,116	40,034
150-179 days Past due | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	4,667	4,813
150-179 days Past due | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	¥ 27,449	¥ 35,221